Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Entity Registrant Name	Central North Airport Group
Entity Central Index Key	0001378239
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Series B Class I
Entity Common Stock, Shares Outstanding	343,680,466
Series BB Class I
Entity Common Stock, Shares Outstanding	49,766,000